Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2017 USD ($)
2018
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 473,927
2019
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	371,167
2020
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	306,400
2021
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	308,338
2022
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	245,989
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,300,609